Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments and Financial Risk Management [Line Items]
Derivative financial instruments	$ 109	$ 26	$ 488	$ 3,047